Change in the scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Change in the scope of consolidation (Tables) [Abstract]
Purchase Price Allocation

In December 2015, it has completed the study of the allocation of the purchase price (Purchase Price Allocation - PPA) on the acquisition of Bonsucesso by Aymoré, based on acquisition date as below:

	Book value	Fair value
Financial assets - available-for-sale	121,468	121,468
Loans and Receivables	508,147	508,147
Others Assets	374,151	374,151
Intangible Assets (1)	-	62,000
Total assets	1,003,766	1,065,766
Financial liabilities	466,162	466,162
Others liabilities	397,604	397,604
Total liabilities	863,766	863,766
Capital increase by Aymore CFI	460,000	460,000
Total of net assets acquired	600,000	662,000
Non-controlling interest (2)		264,800
Total consideration transferred by Aymore to acquire control		460,000
Goodwill (3)		62,800

(1) Intangible assets identified relate to brand and client relationship with estimated useful life of 10 years and 4 years, respectively.

(2) The amount of non-controlling interests were measured at R$240 million as the proportional value of the net assets of the investee.

(3) Goodwill will be tax deductible under current legislation.